ACCEL NETWORKS LLC Schedule of Cash and Contingent Consideration (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 07, 2017	Jun. 18, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Cash consideration			$ 0	$ 0	$ 9,471
Business Combination, Consideration Transferred	$ 97,501
Accel Networks LLC [Member]
Business Acquisition [Line Items]
Cash consideration		$ 9,471
Contingent Consideration		753
Business Combination, Consideration Transferred		$ 10,224